Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
(Unaudited)
				SHARES	COST	FAIR VALUE
Equities* — 0.58%:
Common Stocks — 0.56%:
	Flint Group Ordinary A Shares Stapled to 2L¤+			1,395,572	$149	$0
	ESC CB 144A High Ridge¤			2,982	0	0
	KCA Deutag Ordinary A Shares			25,580	1,103,387	1,798,274
	Travelex Private Equity Stapled to 12.5% New Money Notes¤+			16,764	1	0
	Naviera Armas¤+			14,621,136	0	0
	Total Common Stocks			16,062,034	1,103,537	1,798,274

Warrant — 0.02%:
	Travelex Topco Limited¤+			2,218	0	59,307
	Total Warrant			2,218	0	59,307

	Total Equities			16,064,252	1,103,537	1,857,581

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 133.12%:
Asset-Backed Securities — 9.48%:
CDO/CLO — 9.48%:
	610 FDG 2016-2R CLO LTD, 3M SOFR + 7.250%+~^#	12.79%	1/20/2034	$1,550,000	$1,534,190	$1,543,910
	Anchorage Capital CLO LTD 2021-20 E, 3M SOFR + 7.350%+~^#	12.89	1/20/2035	1,000,000	980,000	971,144
	Ares CLO LTD 2013-27R2, 3M SOFR + 6.750%+~^#	12.28	10/28/2034	1,700,000	1,683,000	1,699,723
	Bain CAP CR CLO 2020-2R LTD, 3M SOFR + 6.610%+~^#	12.15	7/19/2034	1,000,000	990,000	990,865
	Canyon CLO LTD 2019-2R, 3M SOFR + 6.750%+~^#	11.29	1/15/2036	1,400,000	1,400,000	1,402,955
	Canyon CLO LTD 2019-2R, 3M SOFR + 6.750%+~^#	12.31	10/15/2034	1,000,000	1,000,000	975,140
	Carbone CLO, LTD 2017-1A, 3M SOFR + 5.900%+~^#	11.44	1/20/2031	750,000	750,000	750,007
	CIFC Funding 2020-1 LTD, 3M SOFR + 6.250%+~^#	11.81	7/15/2036	1,900,000	1,900,000	1,904,133
	GoldenTree Loan Management 2018-3A, 3M SOFR + 6.500%+~^#	12.04	4/20/2030	1,500,000	1,477,490	1,444,778
	KKR Financial CLO LTD 2017-20, 3M SOFR + 5.500%+~^#	11.05	10/16/2030	1,500,000	1,500,000	1,503,320
	KKR Financial CLO LTD 34-2, 3M SOFR + 6.850%+~^#	12.41	7/15/2034	2,000,000	1,980,000	2,006,296
	KVK 2016-1A ER2, 3M SOFR + 7.350%+~^#	12.91	10/15/2034	1,500,000	1,485,000	1,236,656
	LCM LTD 2031-30, 3M SOFR + 6.500%+~^#	12.04	4/20/2031	1,100,000	1,100,000	1,030,025
	Madison Park Funding LTD 2018-29A, 3M SOFR + 7.570%+~^	13.11	10/18/2030	2,000,000	1,960,000	1,906,782
	Madison Park Funding LTD XXXV 2019-35R E-R, 3M SOFR + 6.100%+~^#	11.64	4/20/2032	1,400,000	1,400,000	1,404,054
	Octagon 2021-57 LTD, 3M SOFR + 6.600%+~^#	12.16	10/15/2034	1,500,000	1,500,000	1,480,889
	Sound Point CLO XVIII 2018-18D, 3M SOFR + 5.500%+~^#	11.04	1/21/2031	2,000,000	2,000,000	1,461,218
	Sound Point CLO LTD 2020-27R, 3M SOFR + 6.560% E-R+~^#	12.11	10/25/2034	1,400,000	1,372,000	1,280,083
	Sound Point CLO LTD Series 2020-1A Class ER, 3M SOFR + 6.860%+~^#	12.40	7/20/2034	1,600,000	1,584,000	1,484,812
	TICP CLO LTD 2018-10A, 3M SOFR + 5.500%+~^#	11.04	4/20/2031	1,000,000	972,314	1,001,725
	Wellfleet CLO LTD 2017-3A, 3M SOFR + 5.550%+~^#	11.10	1/17/2031	1,500,000	1,500,000	1,355,799
	Wind River 2017-1A ER, 3M SOFR + 7.060%+~^#	12.60	4/18/2036	2,000,000	1,960,000	1,878,564
	Total CDO/CLO			32,300,000	32,027,994	30,712,878
	Total Asset-Backed Securities			32,300,000	32,027,994	30,712,878

Bank Loans§ — 24.83%:

Beverage, Food and Tobacco — 0.67%:
	8th Avenue Food & Provisions~ 3M SOFR + 4.75000~	10.21	10/1/2025	0	(3,008)	0
	8th Avenue Food & Provisions, 3M SOFR + 7.7500%~	13.21	10/1/2026	368,205	277,551	323,099
	Dessert Holdings, 3M SOFR + 7.2500%~	12.71	6/8/2029	1,000,000	982,700	880,000
	Florida Food Products 2nd Lien T/L, 3M SOFR + 8.0000%¤~	13.46	10/18/2029	1,500,000	1,466,477	960,000
	Total Beverage, Food and Tobacco			2,868,205	2,723,720	2,163,099

Broadcasting and Entertainment — 1.80%:
	Clear Channel Worldwide Holdings Inc.	7.50	3/31/2027	2,400,000	2,379,685	2,382,000
	Learfield Communications, Inc., 3M SOFR + 5.5000%~	10.75	6/30/2028	3,448,100	3,373,284	3,435,169
	Total Broadcasting and Entertainment			5,848,100	5,752,969	5,817,169

Buildings and Real Estate — 0.00%:
	Wilsonart LLC, 3M SOFR + 4.2500%~	9.49	7/24/2031	965,834	951,549	954,563
	Total Buildings and Real Estate			965,834	951,549	954,563

Cargo Transport — 0.90%:
	Worldwide Express 2nd Lien T/L, 3M SOFR + 7.0000%~	12.60	7/26/2029	3,000,000	2,955,227	2,915,010
	Total Cargo Transport			3,000,000	2,955,227	2,915,010

Chemicals, Plastics and Rubber — 2.81%:
	Flint Group 2L, 3M EURIBOR + 6.9000% PIK and 0.1000% Cash~	12.61	12/31/2027	1,592,817	390,377	292,680
	ICP Group 3M SOFR + 3.7500%~	9.35	1/31/2028	4,346,798	3,690,977	3,773,585
	LSF 11 A5 Holdco LLC, 3M SOFR + 3.5000%~	8.86	10/15/2028	987,342	981,171	984,696
	Polar US Borrower LLC, 3M SOFR + 5.5000%¤~	10.36	10/15/2030	2,046,644	1,913,268	1,913,268
	Prince 3M SOFR + 4.2500%~	9.71	3/30/2029	2,200,079	2,154,308	2,144,857
	Total Chemicals, Plastics and Rubber			11,173,680	9,130,101	9,109,086

Containers, Packaging and Glass — 0.93%:
	Novolex Holdings, Inc.3M SOFR + 3.6750%~	8.42	6/30/2029	822,288	820,233	817,626
	Tekni-Plex, 3M SOFR + 4.0000%~	9.33	9/15/2028	2,207,990	2,207,991	2,209,471
	Total Containers, Packaging and Glass			3,030,278	3,028,224	3,027,097

Diversified/Conglomerate Service — 3.12%:
	Citrix EM SOFR + 4.5000%~	9.33	3/30/2029	2,992,500	2,987,519	2,977,837
	Internet Brands, Inc., 3M SOFR + 4.2500%~	9.50	4/20/2028	2,358,452	2,306,263	2,341,896
	McAfee Enterprise, 3M SOFR + 8.2500%~	8.45	3/1/2029	1,989,937	1,984,962	1,980,604
	Quest Software, 3M SOFR + 7.5000%¤~	9.65	1/19/2029	1,342,997	991,731	893,093
	Sabre Holdings Corporation, 3M SOFR + 5.0000%~	9.79	6/30/2028	556,328	527,330	527,121
	Sonicwall, Inc., 3M SOFR + 7.5000%~	12.96	5/18/2026	1,506,038	1,498,508	1,387,437
	Total Diversified/Conglomerate Service			10,746,252	10,296,313	10,107,988

Electronics — 3.15%:
	McAfee Enterprise 2nd Lien T/L, 3M SOFR + 8.2500%~	13.76	5/3/2029	11,567,000	11,487,452	2,855,661
	Precisely 3M SOFR + 3.2500%~	9.51	4/24/2028	3,969,310	3,930,807	3,857,692
	Presidio, Inc., 3M SOFR + 3.7500%~	9.10	5/8/2031	3,501,094	3,483,589	3,492,341
	Total Electronics			19,037,404	18,901,848	10,205,694

Finance — 1.37%:
	Cetera Financial Group, 3M SOFR + 4.5000%~	8.85	8/9/2030	4,549,192	4,444,007	4,451,248
	Total Finance			4,549,192	4,444,007	4,451,248

Healthcare, Education and Childcare — 0.87%:
	Athenahealth, Inc, 3M SOFR + 3.2500%~	8.50	1/26/2029	994,911	992,424	987,658
	LifePoint Health, 3M SOFR + 5.5000%~	10.32	11/16/2028	872,175	871,085	870,431
	Medical Solutions T/L, 3M SOFR + 7.0000%~	12.44	9/22/2027	1,473,684	1,458,947	957,895
	Total Healthcare, Education and Childcare			3,340,770	3,322,456	2,815,984

Oil and Gas — 1.77%:
	Freeport LNG Investments, 3M SOFR + 3.5000%~	9.09	11/17/2028	1,059,762	1,060,918	1,049,429
	IMTT 3M SOFR + 3.2500%~	8.35	10/5/2030	3,313,906	3,307,675	3,316,657
	Ngl Energy Finance Corp. 3M SOFR + 4.5000%~	9.00	1/27/2031	1,372,177	1,361,886	1,363,601
	Total Oil and Gas			5,745,845	5,730,479	5,729,687

Packaging and Containers — 1.27%:
	Pretium Package Holdings 2nd Lien T/L (9/21), 3M SOFR + 6.7500%~	12.33	9/21/2029	2,770,637	2,761,837	1,070,159
	Valcour Packaging (MOLD-RITE), 3M SOFR + 1.5000%~	6.09	10/10/2028	1,150,000	941,441	994,037
	Valcour Packaging (MOLD-RITE), 3M SOFR + 7.0000%~	11.59	10/10/2029	3,500,000	3,795,474	2,047,500
	Total Packaging and Containers			7,420,637	7,498,752	4,111,696

Personal Transportation — 0.04%:
	Naviera Armas 3M EURIBOR + 10.0000% Cash, 5.00% PIK¤+	18.91	6/30/2025	102,873	105,498	114,513
	Total Personal Transportation			102,873	105,498	114,513

Printing and Publishing — 0.29%:
	Nielsen Holdings Ltd., 3M SOFR + 5.0000%~	10.41	4/11/2029	986,267	905,864	923,925
	Total Printing and Publishing			986,267	905,864	923,925

Telecommunication — 4.91%:
	BMC Software, 3M SOFR + 3.7500%~	9.01	7/2/2031	6,829,994	6,835,988	6,811,758
	BMC Software, 3M SOFR + 5.7500%~	11.01	7/2/2032	5,048,564	5,005,187	4,966,524
	Coral-US Co-Borrower LLC, 3M SOFR + 2.2500%~	7.70	1/21/2028	1,100,000	1,068,598	1,086,096
	Level III, 3M SOFR + 6.5600%~	11.84	4/15/2029	998,050	1,006,602	1,017,761
	Level III, 3M SOFR + 6.5600%~	11.84	4/15/2030	1,001,950	1,010,598	1,018,232
	Marlink, 3M SOFR + 4.2500%~	8.85	6/28/2029	989,893	977,943	991,625
	Total Telecommunication			15,968,451	15,904,916	15,891,996

Utilities — 0.00%:
	Invenergy Thermal Operating I LLC, 3M SOFR + 4.5000%~	9.69	8/4/2029	0	(5,230)	0
	Invenergy Thermal Operating I LLC, 3M SOFR + 4.5000%~	9.69	8/4/2029	0	(459)	0
	Total Utilities			0	-5,689	0

Machinery Non-Agricultural, Non-Construction, Non-Electronic — 0.29%:
	Vortex, 3M SOFR +4.0000%~	11.56	4/30/2030	897,157	897,157	930,800
	Total Machinery Non-Agricultural, Non-Construction, Non-Electronic			897,157	897,157	930,800

Mining, Steel, Iron and Non-Precious Metals — 0.35%:
	Arsenal AIC Parent LLC, 3M SOFR + 3.5000%~	8.56	8/18/2030	1,145,941	1,147,127	1,143,649
	Total Mining, Steel, Iron and Non-Precious Metals			1,145,941	1,147,127	1,143,649

	Total Bank Loans			96,826,886	93,690,518	80,413,204

Convertible Bond — 0.42%:
Retail Store — 0.42%:
	Ocado Group PLC+#	6.25	8/6/2029	1,000,000	1,288,087	1,347,506
	Total Retail Store			1,000,000	1,288,087	1,347,506

	Total Convertible Bond			1,000,000	1,288,087	1,347,506

Corporate Bonds — 98.39%:
Aerospace and Defense — 1.40%:
	American Airlines^	8.50	5/15/2029	$858,000	$858,000	$910,733
	Spirit AeroSystems Inc^	9.75	11/15/2030	2,577,000	2,630,968	2,873,270
	Triumph Group, Inc.^	9.00	3/15/2028	709,000	709,000	743,723
	Total Aerospace and Defense			4,144,000	4,197,968	4,527,726

Automobile — 0.47%:
	Automotive Association+#	6.85	7/31/2031	450,000	566,371	612,975
	Adient PLC+^	8.25	4/15/2031	870,000	870,000	922,244
	Total Automobile			1,320,000	1,436,371	1,535,219

Banking — 0.35%:
	Macquarie Airfinance Holdings Ltd.+^	8.13	3/30/2029	281,000	281,000	297,650
	Macquarie Airfinance Holdings Ltd.+^	8.38	5/1/2028	788,000	788,000	829,308
	Total Banking			1,069,000	1,069,000	1,126,958

Beverage, Food and Tobacco — 1.00%:
	Bellis Acquisition Co+#	8.13	5/14/2030	500,000	626,849	661,603
	La Doria SpA, 3M EURIBOR + 4.5000%+~	8.16	11/12/2029	550,000	590,015	620,805
	Walgreens#	8.13	8/15/2029	1,957,000	1,980,910	1,953,243
	Total Beverage, Food and Tobacco			3,007,000	3,197,774	3,235,651

Broadcasting and Entertainment — 4.76%:
	Altice USA Inc.^	11.75	1/31/2029	1,401,000	1,401,000	1,354,194
	Banijay+	6.50	3/1/2026	3,700,000	3,922,755	4,127,146
	Clear Channel Worldwide Holdings Inc.^	9.00	9/15/2028	708,000	708,000	752,731
	Clear Channel Worldwide Holdings Inc.^#	7.75	4/15/2028	3,337,000	3,392,847	2,986,977
	Connect Finco Sarl+^#	9.00	9/15/2029	1,186,000	1,186,000	1,148,207
	Dish Dbs Corporation	7.38	7/1/2028	2,000,000	1,602,656	1,501,691
	Dish Network Corporation^	11.75	11/15/2027	1,770,000	1,766,558	1,853,153
	Gray TV^	7.00	5/15/2027	196,000	192,412	192,585
	Inmarsat Finance PLC+^	6.75	10/1/2026	1,500,000	1,465,097	1,500,000
	Total Broadcasting and Entertainment			15,798,000	15,637,325	15,416,684

Buildings and Real Estate — 7.56%:
	Knife River Corporation^	7.75	5/1/2031	2,107,000	2,122,169	2,240,236
	Landsea Homes Corp ^	8.88	4/1/2029	2,000,000	1,973,126	2,109,228
	Maison Hold Limited+	6.00	10/31/2027	1,045,000	1,419,991	1,348,258
	New Enterprise Stone & Lime Co.^	9.75	7/15/2028	11,859,000	12,001,515	12,110,328
	Service Properties Trust^	8.63	11/15/2031	545,000	537,315	592,705
	Service Properties Trust	8.38	6/15/2029	673,000	666,277	672,807
	Service Properties Trust#	8.88	6/15/2032	2,330,000	2,191,682	2,225,596
	Smyrna Ready Mix Concrete^	8.88	11/15/2031	1,583,000	1,583,000	1,707,070
	Wilsonart LLC^#	11.00	8/15/2032	1,481,000	1,474,125	1,481,049
	Total Buildings and Real Estate			23,623,000	23,969,200	24,487,277

Cargo Transport — 4.37%:
	Atlas Corporation+^#	5.50	8/1/2029	4,786,000	4,063,448	4,559,251
	Carriage Purchaser Inc.^	7.88	10/15/2029	7,106,000	6,453,692	6,601,425
	Railworks Hldgs Lp / Railworks Sr^	8.25	11/15/2028	2,881,000	2,828,402	2,977,629
	Total Cargo Transport			14,773,000	13,345,542	14,138,305

Chemicals, Plastics and Rubber — 5.22%:
	Consolidated Energy Finance SA+^	6.50	5/15/2026	492,000	460,555	484,005
	LSF11 A5 Holdco LLC^	6.63	10/15/2029	4,448,000	4,032,173	4,326,278
	Monitchem HoldCo+#	8.75	5/1/2028	300,000	328,904	343,713
	Monitchem HoldCo, 3M EURIBOR + 5.2500%+~#	8.73	5/1/2028	215,000	231,281	239,902
	Olympus Water US Holding Corporation^	6.25	10/1/2029	2,348,000	2,196,313	2,271,603
	Prince^	9.00	2/15/2030	4,540,000	4,472,216	4,222,744
	Proman AG+^	5.63	10/15/2028	3,427,000	3,049,979	2,886,708
	Windsor Holdings III LLC^	8.50	6/15/2030	2,000,000	2,000,000	2,139,212
	Total Chemicals, Plastics and Rubber			17,770,000	16,771,421	16,914,165

Containers, Packaging and Glass — 5.39%:
	Mauser Packaging Solutions^	7.88	4/15/2027	5,196,999	5,197,000	5,363,210
	Novolex Holdings, Inc.^	8.75	4/15/2030	7,423,000	6,846,942	7,569,716
	Packaging Holdings Ltd.^	7.13	8/15/2028	1,775,000	1,586,739	1,760,719
	SCI Packaging Inc.^	9.25	4/15/2027	1,327,000	1,247,762	1,361,018
	Titan Holdings II+	5.13	7/15/2029	113,000	133,866	127,673
	Trident Parent, LLC^	12.75	12/31/2028	1,151,000	1,154,811	1,277,696
	Total Containers, Packaging, and Glass			16,985,999	16,167,120	17,460,032

Diversified/Conglomerate Manufacturing — 1.05%:
	Alta Equipment Group^	9.00	6/1/2029	2,046,000	1,994,974	1,831,202
	IMA+~	7.44	4/15/2029	1,390,000	1,490,712	1,564,843
	Total Diversified/Conglomerate Manufacturing			3,436,000	3,485,686	3,396,045

Diversified/Conglomerate Service — 10.13%:
	Albion Fing 1 S A R L & Aggre Sr+^	8.75	4/15/2027	1,800,000	1,805,853	1,847,243
	AMS Osram AG+#	10.50	3/30/2029	2,000,000	2,148,336	2,303,690
	Citrix EM SOFR + 4.5000%^	9.00	9/30/2029	4,795,000	4,612,201	4,874,144
	Citrix EM SOFR + 4.5000%^	8.25	6/30/2032	1,259,000	1,259,000	1,315,491
	Engineering Group+#	11.13	5/15/2028	1,485,000	1,627,861	1,677,826
	Global Infrastructure Solutions, Inc.^	7.50	4/15/2032	5,298,000	4,797,866	5,453,761
	Icahn Enterprises LP	4.38	2/1/2029	735,000	644,044	644,158
	Jacobs Entertainment Inc^#	6.75	2/15/2029	1,000,000	930,296	973,513
	Mangrove Luxco III Sarl, 3M EURIBOR + 5.0000%+~	8.67	7/15/2029	850,000	908,748	947,390
	Sabre Holdings Corporation^	8.63	6/1/2027	2,926,000	2,689,320	2,869,179
	Sabre Holdings Corporation^	11.25	12/15/2027	1,560,000	1,463,701	1,617,541
	Summer BC Holdco+	9.25	10/31/2027	1,666,932	2,070,924	1,850,910
	Verisure Midholding AB+#	7.13	2/1/2028	915,000	994,381	1,062,677
	Verisure Midholding+	5.25	2/15/2029	3,575,000	4,322,757	3,949,672
	Veritas Bermuda Ltd.^	7.50	9/1/2025	1,526,000	1,464,101	1,431,325
	Total Diversified/Conglomerate Service			31,390,932	31,739,389	32,818,520

Electronics — 0.36%:
	Presidio, Inc.^	7.50	6/1/2031	1,092,000	1,092,000	1,152,127
	Total Electronics			1,092,000	1,092,000	1,152,127

Finance — 10.48%:
	Cerved Group, 3M EURIBOR + 5.250%+~	8.73	2/15/2029	477,000	542,554	516,850
	Cetera Financial Group^	10.00	8/15/2030	1,107,000	1,107,000	1,178,087
	CPUK Finance LTD+#	7.88	8/28/2029	500,000	624,773	684,603
	Galaxy Bidco Ltd.+	6.50	7/31/2026	500,000	661,841	663,462
	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (HASI)^	8.00	6/15/2027	428,000	428,000	453,497
	Icahn Enterprises LP	6.25	5/15/2026	1,762,000	1,691,637	1,748,261
	Icahn Enterprises^#	9.00	6/15/2030	9,974,000	9,983,084	10,057,132
	Jefferson Capital^	9.50	2/15/2029	3,000,000	3,059,288	3,200,268
	OneMain Finance Corporation	7.88	3/15/2030	600,000	596,478	627,235
	PRA Group^#	5.00	10/1/2029	1,835,000	1,395,129	1,688,315
	PRA Group^	8.38	2/1/2028	4,518,000	4,305,617	4,676,952
	PRA Group^	8.88	1/31/2030	2,000,000	1,992,500	2,082,824
	Sable International+^	7.13	10/15/2032	1,272,000	1,272,000	1,276,045
	Travelex(12.50%PIK)¤+	12.50	8/5/2025	3,319,956	4,324,265	4,704,939
	Travelex¤+~#>	8.00	5/15/2025	4,600,000	5,097,344	0
	TVL FINANCE PLC, 3M EURIBOR + 5.5000%+~	7.10	6/30/2030	350,000	375,847	387,874
	Total Finance			36,242,956	37,457,357	33,946,344

Grocery — 0.21%:
	Picard Groupe SAS+~#	7.33	7/1/2029	600,000	640,861	671,231
	Total Grocery			600,000	640,861	671,231

Healthcare, Education and Childcare — 9.91%:
	AdaptHealth LLC^#	4.63	8/1/2029	602,000	511,030	557,557
	AdaptHealth LLC^#	5.13	3/1/2030	2,729,000	2,378,811	2,554,773
	Bausch Health Companies Inc.+^#	9.00	1/30/2028	1,337,000	1,584,618	1,328,264
	Bausch Health Companies Inc.+^#	5.50	11/1/2025	846,000	809,613	826,495
	Bausch Health Companies Inc.+^	14.00	10/15/2030	118,000	148,351	107,133
	Cidron Aida Finco+	6.25	4/1/2028	1,650,000	2,275,266	2,094,018
	Community Health System Inc.^	10.88	1/15/2032	3,337,000	3,370,333	3,678,225
	Community Health System Inc.^	6.88	4/15/2029	286,000	286,000	260,257
	LifePoint Health Inc.^	9.88	8/15/2030	2,140,000	2,138,189	2,354,914
	LifePoint Health Inc.^	11.00	10/15/2030	3,057,000	3,111,048	3,449,085
	LifePoint Health Inc.^	10.00	6/1/2032	1,483,000	1,483,000	1,630,472
	Neogen Corporation^	8.63	7/20/2030	2,636,000	2,668,807	2,917,607
	Nidda BondCo GmbH+#	7.50	8/21/2026	500,000	517,918	575,633
	Radiology Partners Inc. (3.50% PIK)^	7.78	1/31/2029	1,844,245	1,611,942	1,830,413
	Radiology Partners Inc. (9.78% PIK)^	9.78	2/15/2030	6,652,672	6,914,943	6,270,144
	Ray Financing LLC	6.50	7/15/2031	455,000	487,282	520,412
	Recordati, 3M EURIBOR + 3.8750%+~#	7.22	12/31/2029	1,000,000	1,086,555	1,122,642
	Total Healthcare, Education and Childcare			30,672,917	31,383,706	32,078,044

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.06%:
	Staples Inc.^#	10.75	9/1/2029	939,000	930,183	910,750
	Staples Inc.^	12.75	1/15/2030	3,055,898	3,109,819	2,511,814
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			3,994,898	4,040,002	3,422,564

Hotels, Motels, Inns and Gaming — 0.13%:
	TUI Cruises+#	6.25	4/15/2029	350,000	376,057	410,042
	Total Hotels, Motels, Inns and Gaming			350,000	376,057	410,042

Leisure, Amusement, Entertainment — 2.41%:
	Allegiant Travel Co.^	7.25	8/15/2027	3,029,000	3,000,115	2,989,357
	Center Parcs+#	6.50	8/28/2026	825,000	1,139,965	1,096,438
	Center Parcs+#	6.14	8/28/2031	235,000	292,798	321,155
	Motion Topco Limited+#	7.38	6/15/2030	1,600,000	1,723,284	1,802,148
	Ontario Gaming GTA LP+^	8.00	8/1/2030	694,000	700,083	721,893
	Silk TopCo AS+	3.38	2/24/2025	850,000	843,843	879,095
	Total Leisure, Amusement, Entertainment			7,233,000	7,700,088	7,810,086

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 0.53%:
	Copeland #	6.38	12/15/2030	1,330,000	1,502,364	1,552,947
	Vortex+^#	8.00	4/30/2030	440,411	53,858	176,165
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			1,770,411	1,556,222	1,729,112

Mining, Steel, Iron and Non-Precious Metals — 3.08%:
	Arsenal AIC Parent LLC^	8.00	10/1/2030	1,182,000	1,180,155	1,268,388
	Cornerstone Building Brands Inc^#	9.50	8/15/2029	2,188,000	2,188,000	2,247,853
	Coronado Global Resources Inc.+^#	10.75	5/15/2026	4,846,000	5,005,046	5,041,156
	First Quantum Minerals+^	9.38	3/1/2029	1,347,000	1,347,000	1,427,825
	Total Mining, Steel, Iron and Non-Precious Metals			9,563,000	9,720,201	9,985,222

Oil and Gas — 12.68%:
	CGG SA+	7.75	4/1/2027	1,500,000	1,787,033	1,649,023
	Energy Transfer LP~	7.13	5/15/2173	2,211,000	1,890,405	2,257,217
	Genesis Energy LP	7.75	2/1/2028	3,408,000	3,244,131	3,450,481
	Genesis Energy LP	8.00	1/15/2027	2,639,000	2,638,838	2,701,552
	Genesis Energy LP	8.88	4/15/2030	1,000,000	981,334	1,051,383
	Genesis Energy LP	7.88	5/15/2032	1,000,000	1,000,000	1,017,781
	Global Partners LP^	8.25	1/15/2032	1,361,000	1,361,000	1,411,263
	Harvest Midstream I LP^	7.50	5/15/2032	3,265,000	3,312,774	3,432,837
	IMTT^	6.50	8/1/2029	6,018,000	5,701,537	5,704,572
	KCA Deutag+	9.88	12/1/2025	1,179,286	1,179,286	1,185,187
	KCA Deutag International Limited(15.00%PIK)+	15.00	12/1/2027	1,105,128	1,105,128	1,136,900
	KCA Deutag, 3M SOFR + 9.0000%+~	14.33	12/1/2025	1,343,874	1,343,874	1,364,032
	Nabors Industries LTD^	9.13	1/31/2030	246,000	246,000	253,707
	NGL Energy Finance Corp.^	8.13	2/15/2029	621,000	621,000	636,740
	NGL Energy Finance Corp.^	8.38	2/15/2032	1,097,000	1,097,000	1,129,613
	Occidental Pete Corp.	8.50	7/15/2027	4,523,000	4,547,612	4,918,600
	Transocean Inc.+^	8.50	5/15/2031	2,593,000	2,593,000	2,575,774
	Var Energi+~#	7.86	11/15/2083	1,600,000	1,731,502	1,954,695
	Weatherford Intl Ltd Bermuda Sr Glbl+^	8.63	4/30/2030	3,092,000	3,104,324	3,219,097
	Total Oil and Gas			39,802,288	39,485,778	41,050,454

Personal, Food, and Miscellaneous — 0.38%:
	Herbalife^	12.25	4/15/2029	923,000	899,820	920,304
	Raising Cane's Restaurants LLC^	9.38	5/1/2029	296,000	296,000	320,544
	Total Personal, Food, and Miscellaneous			1,219,000	1,195,820	1,240,848

Personal Transportation — 0.10%:
	Naviera Armas+	15.39	12/31/2026	247,825	366,831	333,846
	Total Personal Transportation			247,825	366,831	333,846

Printing and Publishing — 0.57%:
	Getty Images Inc.^	9.75	3/1/2027	1,838,000	1,843,631	1,837,803
	Total Printing and Publishing			1,838,000	1,843,631	1,837,803

Retail Store — 1.92%:
	Afflelou+	6.00	7/25/2029	360,000	393,714	411,895
	Bath & Body Works Inc.	6.88	11/1/2035	262,000	239,322	273,017
	Bath & Body Works Inc.	7.60	7/15/2037	1,471,000	1,320,033	1,468,957
	Life Time, Inc.^	8.00	4/15/2026	404,000	395,504	407,838
	Marcolin S.p.A+	6.13	11/15/2026	475,000	578,239	530,069
	Ocado Group PLC+#	10.50	8/8/2029	1,150,000	1,465,267	1,518,338
	PetSmart LLC^	7.75	2/15/2029	1,108,000	1,094,245	1,093,792
	Wayfair^	7.25	10/31/2029	485,000	485,000	497,050
	Total Retail Store			5,715,000	5,971,324	6,200,956

Technology — 0.08%:
	Amentum Holdings Inc.^#	7.25	8/1/2032	254,000	254,000	265,042
	Total Technology			254,000	254,000	265,042

Telecommunications — 8.43%:
	Altice France Holding S.A.+^#	5.75	8/15/2029	1,375,000	1,215,177	1,107,773
	British Telecom+~#	8.38	12/20/2083	600,000	732,312	864,885
	C&W Senior Financing Designated Activity Co+^	6.88	9/15/2027	2,110,000	1,970,758	2,102,685
	Consolidated Communications Hldgs.^#	6.50	10/1/2028	3,250,000	2,978,773	3,067,792
	Digicel Limited ¤+^~>	8.25	9/30/2025	2,500,000	2,491,364	0
	Frontier Communications Corporation^	8.75	5/15/2030	774,000	774,000	824,838
	Frontier Communications Hldgs Sr Sec Glbl^#	6.00	1/15/2030	3,976,000	3,426,362	3,969,765
	Hughes Satellite Systems Corp #	6.63	8/1/2026	2,000,000	1,319,602	1,742,033
	Iliad Holding+^	8.50	4/15/2031	385,000	385,000	414,075
	Iliad Holding+#	6.88	4/15/2031	550,000	586,961	650,498
	LCPR Senior Secured Financing+^#	6.75	10/15/2027	2,000,000	1,843,452	1,829,595
	Level III^#	4.50	4/1/2030	550,000	346,815	425,829
	Level III^	11.00	11/15/2029	3,797,000	3,856,969	4,206,981
	Optics+	7.88	7/31/2028	354,000	383,729	445,257
	Telecom Italia+#	7.88	7/31/2028	246,000	266,550	309,365
	Telefonica SA+~#	7.13	11/23/2172	1,400,000	1,524,573	1,710,584
	United Group+#	6.75	2/15/2031	1,000,000	1,087,950	1,154,895
	Vodafone Group PLC+~#	8.00	8/30/2086	400,000	538,596	586,938
	Vodafone Group PLC+~	6.25	10/3/2078	550,000	542,025	550,000
	Zegona Finance PLC+#	6.75	7/15/2029	1,160,000	1,256,159	1,347,749
	Total Telecommunications			28,977,000	27,527,127	27,311,537

Utilities — 4.36%:
	Electricite de France SA+	9.13	12/15/2172	350,000	350,000	398,399
	Electricite de France SA+	7.38	3/17/2173	500,000	654,279	682,855
	Enbridge Inc.+	7.38	1/15/2083	3,749,000	3,697,451	3,861,204
	Enbridge Inc.+	8.25	1/15/2084	1,624,000	1,624,000	1,720,868
	Energy Transfer LP#	6.50	11/15/2172	2,800,000	2,782,500	2,793,302
	Talen Energy Supply, LLC^	8.63	6/1/2030	3,837,000	3,876,499	4,182,460
	Techem+#	6.00	7/30/2026	439,599	454,502	490,172
	Total Utilities			13,299,599	13,439,231	14,129,260

	Total Corporate Bonds			316,188,825	315,067,032	318,631,100

	Total Fixed Income			446,315,711	442,073,631	431,104,688

	Total Investments				$443,177,168	$432,962,269

Other assets and liabilities — (33.70%)						(109,134,483)
	Net Assets — 100.00%					$323,827,786

	Percentages are calculated as a percent of net assets applicable to common shareholders.

	EURIBOR - Euro Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate

*	Securities are non-income producing.
‡	The effective interest rates are based on settled commitment amount.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at September 30, 2024.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2024. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

>	Defaulted security.
PIK	Payment-in-kind

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2024.

	United States of America	82.8%
	United Kingdom	6.7%
	Canada	1.8%
	Italy	1.3%
	Australia	1.2%
	Sweden	1.2%
	Hong Kong	1.1%
	France	1.0%
	(Individually less than 1%)	3.0%

A summary of outstanding derivatives at September 30, 2024 is as follows:

Schedule of Open Forward Foreign Exchange Contracts
September 30, 2024

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
38,845,540	USD	38,967,670	EUR	CIBC	10/18/2024	(122,129)
17,176,520	USD	17,472,368	GBP	Morgan Stanley	10/18/2024	(295,848)
						$(417,977)

(1) Values are listed in U.S. dollars.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used as of September 30, 2024, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$1,798,274	$-	$1,798,274
Warrants	-	-	59,307	59,307
Total Equities:	-	1,798,274	59,307	1,857,581

Fixed Income:
Asset-Backed Securities	-	30,712,878	-	30,712,878
Bank Loans	-	76,532,330	3,880,874	80,413,204
Convertible Bonds	-	1,347,506	-	1,347,506
Corporate Bonds	-	313,926,161	4,704,939	318,631,100
Total Fixed Income	-	422,518,875	8,585,813	431,104,688

Short Term Investments:
Insurance	-	-	-	-
Total Short Term Investments	-	-	-	-

Forward Foreign Exchange Contracts	-	-	-	-

Total Assets:	$-	$424,317,149	$8,645,120	$432,962,269

Liabilities:
Forward Foreign Exchange Contracts:	$-	$(417,977)	$-	$(417,977)
Total Liabilities:	$-	$(417,977)	$-	$(417,977)

As of September 30, 2024, the Fund held no Level 3 financial instruments with values based on significant unobservable inputs and Level 3 financial instruments in the amount of $8,645,120 had values based on unadjusted third-party pricing information.

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2023	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) ON INVESTMENTS	BALANCE AT September 30, 2024	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF September 30, 2024
Equities
ESC CB 144A High Ridge	-	-	-	-	-	-	-	-	-	-
Flint Group Ordinary A Shares Stapled to 2L	-	-	-	-	-	-	-	-	-	-
Naviera Armas	-	-	-	-	-	-	-	-	-	-
Travelex Private Equity Stapled to 12.5% New Money Notes	-	-	-	-	-	-	-	-	-	-
Common Stocks	-	-	-	-	-	-	-	-	-	-
Travelex Topco Limited	113,087	-	-	-	-	-	-	(53,780)	59,307	(53,780)
Warrants	113,087	-	-	-	-	-	-	(53,780)	59,307	(53,780)
Total Equities	113,087	-	-	-	-	-	-	(53,780)	59,307	(53,780)

Bank Loans
Anarafe SLU Facility F	85,059	-	-	203	(84,712)	129	(4,509)	3,830	-	-
Anarafe SLU Facility A	20,149	-	-	38	(20,062)	12	116	(253)	-	-
Anarafe SLU Facility C	41,966	-	-	53	(43,908)	-	390	1,499	-	-
Belfor	815,484	-	-	-	(815,860)	-	10,046	(9,670)	-	-
Clear Channel Worldwide Holdings Inc.	-	-	(2,382,000)	2,376,000	-	3,685	-	2,315	-	-
CP Iris Holdco I 2nd Lien T/L (IPS)	2,152,222	-	-	-	(2,398,019)	-	23,980	221,817	-	-
Evertec	1,985,950	-	-	-	(1,990,909)	312	36,878	(32,231)	-	-
Flint Group	154,412	-	(292,680)	48,702	-	76,214	-	13,352	-	-
Florida Food Products 2nd Lien T/L	1,095,000	-	-	-	-	3,144	-	(138,144)	960,000	(138,144)
Frontier Communications	-	-	-	286,643	(290,244)	-	3,601	-	-	-
Invenergy Thermal Operating I LLC	155,336	-	-	-	(156,308)	311	3,101	(2,440)	-	-
Invenergy Thermal Operating I LLC	1,879,560	-	-	-	(1,890,770)	3,602	37,448	(29,840)	-	-
LSF 11 A5 Holdco LLC	-	-	(984,696)	986,203	(5,063)	-	32	3,524	-	-
Naviera Armas	-	-	-	110,209	(11,575)	5,790	1,075	9,014	114,513	9,014
Polar US Borrower LLC	-	1,913,268	-	-	-	-	-	-	1,913,268	-
Presidio, Inc.	-	-	(3,492,341)	3,483,589	-	-	-	8,752	-	-
Quest Software	550,508	-	-	460,008	(5,503)	20,365	1,523	(133,808)	893,093	(133,808)
Bank Loans	8,935,646	1,913,268	(7,151,717)	7,751,648	(7,712,933)	113,564	113,681	(82,283)	3,880,874	(262,938)

Corporate Bonds
Digicel Limited	-	-	-	-	-	-	-	-	-	-
Naviera Armas	377,615	-	(333,846)	397,278	(375,291)	(30,856)	(302,237)	267,337	-	-
Travelex	-	-	-	-	-	-	-	-	-	-
Travelex	4,511,307	-	-	355,924	-	45,277	-	(207,569)	4,704,939	(207,569)
Corporate Bonds	4,888,922	-	(333,846)	753,202	(375,291)	14,421	(302,237)	59,768	4,704,939	(207,569)
Total	$13,937,655	$ 1,913,268	$ (7,485,563)	$ 8,504,850	$(8,088,224)	$ 127,985	$ (188,556)	$ (76,295)	$ 8,645,120	$ (524,287)

During the period, transfers into and out of Level 3 resulted from observable market data for the security.